NORTHERN LIGHTS VARIABLE TRUST

November 6, 2014

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC  20549

Attention: Filings - Rule 497(j)

Re:

Northern Lights Variable Trust –

JNF SSgA Sector Rotation Portfolio

JNF SSgA Tactical Allocation Portfolio

Post Effective Amendment No. 125 to the Registration Statements on Form N-1A (File No. 333-131820, CIK No. 0001352621)

Dear Sir or Madam:

This letter is being transmitted by means of electronic submission by the Northern Lights Variable Trust (the “Trust”), on behalf of JNF SSgA Sector Rotation Portfolio and JNF SSgA Tactical Allocation Portfolio, pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), and Regulation S-T.

Pursuant to Rule 497(j) under the 1933 Act, and on behalf of the Trust, I hereby certify that the form of prospectus and statement of additional information that would have been filed pursuant to paragraphs (b) and (c) of Rule 497 under the 1933 Act would not have differed from that contained in the following Post-Effective Amendment to the Trust’s registration statement on Form N-1A (each an “Amendment”):

Fund Name:	Post-Effective Amendment Number:	SEC Accession Number:	Date of Amendment Filing:
JNF SSgA Sector Rotation Portfolio	125	0000910472-14-004837	October 31, 2014
JNF SSgA Tactical Allocation Portfolio	125	0000910472-14-004837	October 31, 2014

Questions related to this filing should be directed to JoAnn M. Strasser of Thompson Hine LLP at (614) 469-3265 or to James Ash at (631) 470-2600.

Very truly yours,

/s/ Stephanie Shearer

Stephanie Shearer

Assistant Secretary